MainGate Trust

MainGate MLP Fund
Class A (AMLPX)
Class C (MLCPX)
Class I (IMLPX)

(the “Fund”)

Supplement dated June 4, 2025 to the
Summary Prospectus dated March 31, 2025

Effective June 30, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase or redeem shares of the Fund to:

Regular Mail:
MainGate MLP Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
MainGate MLP Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement for future reference.